ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details)		6 Months Ended	12 Months Ended
	May 01, 2024	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Weighted average remaining period, outstanding				5 years 2 months 19 days
Reverse stock split	0.056	0.2
Warrant
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants Outstanding | shares		47,963	1,045,367
Redeemed | shares			(997,404)
Warrants Outstanding | shares		47,963	47,963	1,045,367
Weighted average exercise price outstanding per share | $ / shares		$ 112.32	$ 18.9
Redeemed | $ / shares			14.4
Weighted average exercise price outstanding per share | $ / shares		$ 112.32	$ 112.32	$ 18.9
Weighted average remaining period, outstanding		1 year 11 months 15 days	2 years 11 months 15 days	4 years 4 months 24 days